LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of long-term debt
The balance of long-term debt is comprised of:

	December 31,
	2012	2011
	(In thousands)
7.00% Senior Notes due January 15, 2013 (the "2002 Senior Notes"); interest payable each January 15 and July 15 which commenced July 15, 2003	$15,844	$15,844
4.75% Senior Notes due December 15, 2022 (the "2012 Senior Notes"); interest payable each June 15 and December 15 commencing June 15, 2013	500,000	—
5% New York City Industrial Development Agency Liberty Bonds due September 1, 2035; interest payable each March 1 and September 1 which commenced March 1, 2006	80,000	80,000
Total long-term debt	595,844	95,844
Less current maturities	(15,844)	—
Long-term debt, net of current maturities	$580,000	$95,844

Schedule of debt instrument redemption
Thereafter, we may redeem the 2012 Senior Notes at the redemption prices set forth below, together with accrued and unpaid interest thereon to the applicable redemption date, if redeemed during the 12-month period beginning on December 15 of the years indicated below:

Year	Percentage
2017	102.375%
2018	101.583%
2019	100.792%
2020 and thereafter	100.000%

Schedule of aggregate contractual maturities of long-term debt	Long-term debt maturities are as follows:

Years Ending December 31,	(In thousands)
2013	$15,844
2022	500,000
2035	80,000
Total	$595,844